Long-term Debt	12 Months Ended
Dec. 31, 2024
Disclosure Of Borrowings [Abstract]
Long-term Debt	Long-term Debt

	December 31, 2024	December 31, 2023
Senior Notes 2026 (a)	$—	$300,608
Senior Notes 2029 (b)	449,289	—
Gold Notes (c)	66,945	63,310
Convertible Debentures (d)	—	13,913
Total	516,234	377,831
Less: current portion	(22,132)	(36,826)
Non-current portion	$494,102	$341,005
a)Senior Unsecured Notes due 2026 (“Senior Notes 2026”)
On August 9, 2021, the Company issued $300 million principal value of Senior Notes for net cash proceeds of $286.0 million after discount and transaction costs. The Senior Notes were denominated in U.S. dollars and bore interest at the rate of 6.875% per annum. Interest was payable in arrears in equal semi-annual installments on February 9 and August 9 of each year.
The Company’s subsidiaries which directly own the Segovia Operations and the Toroparu Project provided unsecured guarantees for the Senior Notes 2026.
The Senior Notes 2026 included prepayment options that allowed the Company to redeem the notes prior to maturity at different premiums. The discount and transaction costs incurred on issuance of the Senior Notes 2026 totaling $14.0 million have been offset against the carrying amount of the Senior Notes and are being amortized to net income using the effective interest method, resulting in an effective interest rate of 7.9%, including the 6.9% coupon.
On October 31, 2024, the Company used the proceeds from the offering of $450 million of 8.0% Senior Notes due 2029 ("Senior Notes 2029") to redeem the Senior Notes 2026. As a result, the Company recorded a loss on redemption of $11.5 million, which included a make-whole premium of $5.2 million and the remaining unamortized transaction costs from the Senior Notes 2026 of $6.3 million.
10.     Long-term Debt (cont.)

Amount
Carrying value of the debt as at December 31, 2022	$298,107
Interest expense accrued	20,625
Interest expense paid	(20,625)
Accretion of discount	2,501
Carrying value of the debt as at December 31, 2023	$300,608
Interest expense accrued	18,276
Interest expense paid	(26,411)
Accretion of discount (Note 19)	2,010
Loss on settlement	11,463
Redemption of debt	(305,946)
As at December 31, 2024	—
b)Senior Unsecured Notes due 2029 (“Senior Notes 2029”)
On October 31, 2024, the Company issued $450 million principal value of Senior Notes 2029 for net cash proceeds of $441.3 million after transaction costs that mature on October 31, 2029. The Senior Notes are denominated in U.S. dollars and bear interest at a rate of 8.0% per annum. Interest is payable in arrears in equal semi-annual installments on October 31 and April 30 of each year.
Prior to October 31, 2026, the Company may redeem some or all of the Senior Notes 2029 at a price equal to 100.0% of the principal amount of the notes plus a "make-whole" premium of 50 basis points over the treasury yield, plus accrued and unpaid interest.
In addition, prior to October 31, 2026, the Company may, on any one or more occasions, redeem up to 40% of the original aggregate principal amount of the Senior Notes 2029 with the net cash proceeds of one or more equity offerings at a redemption price (expressed as a percentage of the principal amount of the Senior Notes 2029) equal to 108.0% of the aggregate principal amount thereof, plus accrued and unpaid interest.
On or after October 31, 2026, the Company may redeem the notes, in whole or in part, at the relevant redemption price (expressed as a percentage of the principal amount of the Senior Notes 2029) and accrued and unpaid interest on the Senior Notes 2029 up to the redemption date. The redemption price for the Senior Notes during the 12-month period beginning on October 31 of each of the following years is: 2026: 104.0%, 2027: 102.0%, 2028 and thereafter: 100.0%.
The prepayment options are options that represent an embedded derivative asset to the Company and are presented as an offset to the Senior Notes 2029 on the consolidated balance sheet as a financial asset at FVTPL. The embedded derivative is recognized at fair value with changes in the fair value recognized in the Company's statement of earnings. The debt component was initially recognized at $446.6 million, which represents the difference between the fair value of the financial instrument as a whole and the fair value of the embedded derivative and transaction costs. Subsequently, the debt component is recognized at amortized cost using the effective interest rate method.
The transaction costs incurred on issuance of the Senior Notes 2029 totaling $8.7 million have been offset against the carrying amount of the notes and are being amortized to net income using the effective interest rate method, resulting in an effective interest rate of 8.476%.
10.     Long-term Debt (cont.)

Amount
Principal amount of Senior Notes issued on October 31, 2024	$450,000
Initial transaction costs	(8,706)
Value allocated to prepayment option	5,335
Carrying value of the debt on issue date	$446,629
Interest expense accrued	6,000
Accretion (Note 19)	235
Carrying value of debt as at December 31, 2024	$452,864

Embedded derivative asset
Value allocated to prepayment option at the issue date	5,335
Change in FVTPL (Note 20)	(1,760)
Carrying value of embedded derivative asset as at December 31, 2024	$3,575

Total carrying value of Senior Notes 2029 as at December 31, 2024	449,289
Less: current portion, represented by accrued interest	(6,000)
Non-current portion as at December 31, 2024	$443,289

c)Gold Notes
The principal value of the Gold Notes as at December 31, 2024 was $43.8 million. The fair value of the Gold Notes was calculated using valuation pricing models as at December 31, 2024. Significant inputs used in the valuation model include a credit spread, risk free rates, gold prices, implied volatility of gold prices and recent trading history.

	Number of Gold Notes	Amount
Fair value of Gold Notes as at December 31, 2022	66,006,346	$67,145
Repayments	(7,388,882)	(7,388)
Change in fair value through profit and loss (Note 20)	—	8,950
Change in fair value through other comprehensive income due to changes in credit risk	—	(5,397)
Fair value of Gold Notes as at December 31, 2023	58,617,464	63,310
Repayments	(14,777,512)	(14,778)
Change in fair value through profit and loss (Note 20)	—	20,275
Change in fair value through other comprehensive income due to changes in credit risk	—	(1,862)
Fair value of Gold Notes as at December 31, 2024	43,839,952	66,945
Less: current portion	(16,132,117)	(16,132)
Non-current portion as at December 31, 2024	27,707,835	$50,813
10.     Long-term Debt (cont.)

The key terms of the Gold Notes include:
•The Gold Notes are denominated in units of $1.00.
•The Gold Notes are non-callable, are secured over all assets of Aris Holdings, will be repaid over a seven-year term, and mature on August 26, 2027.
•The Gold Notes represent senior secured obligations of Aris Holdings, ranking pari passu with all present and future senior indebtedness, including the Wheaton stream financing (Note 12), and senior to all present and future subordinated indebtedness of Aris Holdings.
•The Gold Notes bear cash interest at a rate of 7.5% per annum, payable monthly.
•An amount of physical gold will be set aside monthly by Aris Holdings in an escrow account (the “Gold Escrow Account”) to be used to fund the principal payments (the “Amortizing Payments”). Amortizing Payments are based on a prescribed number of ounces of gold and a $1,400 per ounce floor price.
•To fund the quarterly Amortizing Payments, within five business days after the 15th day of each of February, May, August and November (the “Measurement Dates”), the gold accumulated in the Gold Escrow Account will be sold and the proceeds will be paid to holders on the following basis:
•If the afternoon per ounce London Bullion Market Association Gold Price (the “London PM Fix”) on the Measurement Dates is above the $1,400 per ounce floor price, Aris Holdings will make a total cash payment to the holders of the Gold Notes equal to that number of gold ounces sold multiplied by the London PM Fix.
•The Gold Premium will be the portion of the gold sale proceeds attributed to the excess of the London PM Fix over the $1,400 per ounce floor price and will not reduce the principal amount of the Gold Notes outstanding.
•If the London PM Fix is at or below the $1,400 per ounce floor price, Aris Holdings will make a cash payment to the holders of the Gold Notes equal to the applicable Amortizing Payment. Any shortfall in the proceeds from the sale of the gold ounces below $1,400 per ounce will be paid by Aris Holdings.
•Aris Holdings will use commercially reasonable efforts to hedge the $1,400 per ounce floor price for the Amortizing Payments on a rolling four-quarters basis.
•The Gold Notes trade on the Cboe Canada Exchange under the symbol “AMNG.NT.U”

Scheduled Amortizing Payments of the Gold Notes at $1,400 per ounce as as follows:

	2025	2026	2027	Total
Gold ounces	11,611	11,611	7,213	30,435
Principal repayments	$16,132	$16,255	$11,453	$43,840

Payments made to Gold Note holders are as follows:

	Year-ended December 31,
	2024	2023
Repayments	$14,778	$7,388
Gold premiums	9,975	2,788
Interest payment	3,888	4,696
As part of the Gold Notes Indenture, the Company is required to hold in escrow gold ounces to satisfy the principal repayments. As at December 31, 2024, there were 880 ounces (December 31, 2023 - 880 ounces) of gold held in gold in trust with a carrying value of $1.7 million (December 31, 2023 - $1.7 million).
10.     Long-term Debt (cont.)
d)Convertible Debentures
The convertible debentures matured on April 5, 2024. Of the C$18.0 million total, C$16.2 million in principal value was converted into 3,410,526 common shares, while the remaining C$1.8 million was paid in cash.

	Number of Debentures	Amount
As at December 31, 2022	18,000	$13,182
Change in fair value through profit and loss (Note 20)	—	1,032
Change in FVOCI due to changes in credit risk	—	(301)
As at December 31, 2023	18,000	$13,913
Change in fair value through profit and loss (Note 20)	—	(565)
Change in FVOCI due to changes in credit risk	—	(103)
Conversion of convertible debenture	(16,200)	(11,920)
Repayment of convertible debenture	(1,800)	(1,325)
As at December 31, 2024	—	$—

Prior to their maturity, the Convertible Debentures were a financial liability and were designated as FVTPL. At December 31, 2023, the fair value of the Convertible Debentures has been determined using the binomial pricing model and Level 2 fair value inputs that capture all the features of the Convertible Debentures, share price volatility of 42.28%, risk free interest rate of 5.10%, dividend yield of 0%, and credit spread of 12.19%.